10. DEFERRED PREMIUM ON FLOW-THROUGH SHARES: Schedule of Flow-through funding (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Flow-through funding

A summary of the Company’s flow-through funding, expenditure requirements and corresponding impact on the flow-through premium liability is as follows:

	Flow-through funding and expenditure requirements	Flow-through premium liability
	$	$
Balance, December 31, 2023	4,424,217	1,279,110
Flow-through expenditures incurred, renounced, and amortization of flow-through premium liability	(4,424,217)	(1,279,110)
Balance, December 31, 2025 and 2024	-	-